Bank Operating Loans (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	CAD 4,850,000,000
Bank operating loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	850,000,000	CAD 670,000,000
Letter of credit, maximum borrowing capacity	422,000,000	378,000,000
Unsecured bank loans received	0	0
Letter of credit, demand facility, maximum borrowing capacity	75,000,000
Sunrise Oil Sands Partnership | Unsecured demand credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	10,000,000	10,000,000
Line of credit, letter of credit	0	0
Husky Energy Inc. | Sunrise Oil Sands Partnership | Unsecured demand credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	CAD 5,000,000	CAD 5,000,000